Share capital - Rio Tinto Limited - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Line Items]
Rio Tinto Limited shares were held by Rio Tinto plc	0	0	0
Rio Tinto Limited [member]
Disclosure Of Classes Of Share Capital [Line Items]
Value of shares purchased by employee share ownership trusts	$ 114.0	$ 37.5	$ 48.5
Rio Tinto Limited shares were held by Rio Tinto plc	1,416,728